245 Summer Street Boston, MA 02210	Fidelity® Investments

September 26, 2024

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Fidelity Hereford Street Trust (the trust): File Nos. 033-52577 and 811-07139
Fidelity Treasury Digital Liquidity Fund (the fund(s))
Post-Effective Amendment No. 70

Ladies and Gentlemen:

Pursuant to Rule 8b-16 under the Investment Company Act of 1940, as amended, Regulation S-T and Rule 485(a) under the Securities Act of 1933, as amended, (33 Act) transmitted herewith on behalf of the trust is Post-Effective Amendment No. 70 to the trust’s current effective Registration Statement on Form N-1A. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the trust.

The filing serves to register Fidelity Treasury Digital Liquidity Fund as a new series of the trust.

This filing contains the Prospectus(es) and Statement(s) of Additional Information for the fund(s) referenced above.

Pursuant to Rule 485(a), the trust elects an effective date of December 10, 2024. We request your comments by November 5, 2024.

Please contact Renée Fuller at (603) 721-4221 with any questions or comments regarding this filing.

Sincerely,

/s/ Renée Fuller
Renée Fuller
Shareholder Reporting